Employee Benefit Plans - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Plans
Employer contributions	$ 32	$ 25	$ 25
Amount of expected contributions to defined benefit pension plans	$ 27
Matching assets
Employee Benefit Plans
Percentage of target allocations	38.00%
Return-seeking investments and cash
Employee Benefit Plans
Percentage of target allocations	62.00%